Expense Example	Feb. 23, 2026 USD ($)
Schwab Target 2070 Fund | Schwab Target 2070 Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	186
Schwab Target 2070 Index Fund | Schwab Target 2070 Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	$ 26